Note 5 - Fair Value Measurements 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value	Fair value measurement using
	September 30,
(in thousands)	2024	Level 1	Level 2	Level 3

Assets:
Money market funds	$592	$592	$-	$-
Total Assets	$592	$592	$-	$-

Liabilities:
Common stock warrant liability	$(8,621)	$-	$-	$(8,621)
Derivative liability - ELOC commitment note	(347)	-	-	(347)
Total Liabilities	$(8,968)	$-	$-	$(8,968)
	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2023	Level 1	Level 2	Level 3

Assets:
Money market funds	$3,532	$3,532	$-	$-
Total Assets	$3,532	$3,532	$-	$-

	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2023	Level 1	Level 2	Level 3

Cash equivalents:
Money market funds	$3,532	$3,532	$-	$-
Total Assets	$3,532	$3,532	$-	$-
	Fair Value	Fair value measurement using
	December 31,
(in thousands)	2022	Level 1	Level 2	Level 3

Cash equivalents:
Money market funds	$4,212	$4,212	$-	$-
Total Assets	$4,212	$4,212	$-	$-

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Three and Nine Months Ended September 30, 2024
Issuance of common stock warrants	$10,787
Change in fair value	(2,166)
Balance at September 30, 2024	$8,621
Three and Nine Months Ended September 30, 2024
Initial recognition of derivative liability	$286
Change in fair value	61
Balance at September 30, 2024	$347

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	July 22, 2024 Issuance Date	July 29, 2024 Issuance Date	September 30, 2024
Fair value of underlying equity	$3.56	$3.29	$2.39
Exercise price	$4.11	$4.11	$4.11
Volatility	108.4%	115.6%	n/a
Risk-free interest rate	4.2%	4.1%	3.6
Expected term (in years)	5.5	5.5	5.3
Discounting factor	n/a	n/a	0.83
	June 26, 2024 Issuance Date			September 30, 2024
Fair value of underlying equity	$3.22			$2.34-	-	$2.39
Volatility	87.3%	-	91.7%	190.8%	-	194.4%
Risk-free interest rate			5.1%			4.2%
Conversion price discount			20.0%			20.0%
Discounting period (in years)			1.0			0.7
Discount rate			20.2%			12.5%
Discounting factor			0.83			0.92